Revenue from services provided to customers (Tables)	6 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenues by types of service

	Millions of yen
	Six months ended September 30
	2018	2019
Commissions	¥154,239	¥133,454
Fees from investment banking	43,078	49,576
Asset management and portfolio service fees	125,721	119,889
Other revenue	29,008	22,142

Total	¥352,046	¥325,061

	Millions of yen
	Three months ended September 30
	2018	2019
Commissions	¥74,783	¥65,254
Fees from investment banking	19,119	22,265
Asset management and portfolio service fees	62,740	59,926
Other revenue	15,552	11,401

Total	¥172,194	¥158,846

Customer contract receivables, customer contract assets and customer contract liabilities

	Millions of yen
	March 31, 2019	September 30, 2019
Customer contract receivables	¥78,226	¥73,803
Customer contract liabilities(1)	4,971	3,490

(1)	Customer contract liabilities primarily represent rise from investment advisory services recognized in connection with the term of the contract based on time elapsed.